Note 47 - Remuneration And Other Benefits Received By The Board Of Directors And Members Of The Bank's Senior Management - Remuneration For Non Executive Directors (Details) € in Thousands	6 Months Ended
	Jun. 30, 2018 EUR (€)
Explanatory Remuneration Of Non Executive Directors Received Line Items
Helthcare And Casualty Insurance Premiums For Non Executive Members Of The Board Of Directors	€ 100
Tomas Alfaro Drake | Board Of Directors
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	64,000
Tomas Alfaro Drake | Executie Committee
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	0
Tomas Alfaro Drake | Audit And Compliance Committee
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	18,000
Tomas Alfaro Drake | Risk Committee
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	0
Tomas Alfaro Drake | Remuneration Committe
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	21,000
Tomas Alfaro Drake | Appointments Committee
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	25,000
Tomas Alfaro Drake | Technology And Cybersecurity Committe
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	21,000
Tomas Alfaro Drake | Directors Remuneration Expense
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	150,000
Jose Miguel Andres Torrecillas | Board Of Directors
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	64,000
Jose Miguel Andres Torrecillas | Executie Committee
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	0
Jose Miguel Andres Torrecillas | Audit And Compliance Committee
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	89,000
Jose Miguel Andres Torrecillas | Risk Committee
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	53,000
Jose Miguel Andres Torrecillas | Remuneration Committe
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	0
Jose Miguel Andres Torrecillas | Appointments Committee
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	20,000
Jose Miguel Andres Torrecillas | Technology And Cybersecurity Committe
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	0
Jose Miguel Andres Torrecillas | Directors Remuneration Expense
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	227,000
Belen Garijo Lopez | Board Of Directors
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	64,000
Belen Garijo Lopez | Executie Committee
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	0
Belen Garijo Lopez | Audit And Compliance Committee
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	36,000
Belen Garijo Lopez | Risk Committee
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	0
Belen Garijo Lopez | Remuneration Committe
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	54,000
Belen Garijo Lopez | Appointments Committee
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	0
Belen Garijo Lopez | Technology And Cybersecurity Committe
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	0
Belen Garijo Lopez | Directors Remuneration Expense
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	154,000
Sunir Kumar Kapoor | Board Of Directors
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	64,000
Sunir Kumar Kapoor | Executie Committee
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	0
Sunir Kumar Kapoor | Audit And Compliance Committee
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	0
Sunir Kumar Kapoor | Risk Committee
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	0
Sunir Kumar Kapoor | Remuneration Committe
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	0
Sunir Kumar Kapoor | Appointments Committee
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	0
Sunir Kumar Kapoor | Technology And Cybersecurity Committe
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	21,000
Sunir Kumar Kapoor | Directors Remuneration Expense
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	86,000
Carlos Loring Martinez de Irujo | Board Of Directors
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	64,000
Carlos Loring Martinez de Irujo | Executie Committee
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	83,000
Carlos Loring Martinez de Irujo | Audit And Compliance Committee
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	0
Carlos Loring Martinez de Irujo | Risk Committee
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	53,000
Carlos Loring Martinez de Irujo | Remuneration Committe
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	21,000
Carlos Loring Martinez de Irujo | Appointments Committee
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	0
Carlos Loring Martinez de Irujo | Technology And Cybersecurity Committe
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	0
Carlos Loring Martinez de Irujo | Directors Remuneration Expense
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	223,000
Lourdes Maiz Carro | Board Of Directors
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	64,000
Lourdes Maiz Carro | Executie Committee
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	0
Lourdes Maiz Carro | Audit And Compliance Committee
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	36,000
Lourdes Maiz Carro | Risk Committee
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	0
Lourdes Maiz Carro | Remuneration Committe
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	21,000
Lourdes Maiz Carro | Appointments Committee
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	20,000
Lourdes Maiz Carro | Technology And Cybersecurity Committe
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	0
Lourdes Maiz Carro | Directors Remuneration Expense
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	142,000
Jose Maldonado Ramos | Board Of Directors
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	64,000
Jose Maldonado Ramos | Executie Committee
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	83,000
Jose Maldonado Ramos | Audit And Compliance Committee
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	0
Jose Maldonado Ramos | Risk Committee
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	53,000
Jose Maldonado Ramos | Remuneration Committe
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	0
Jose Maldonado Ramos | Appointments Committee
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	20,000
Jose Maldonado Ramos | Technology And Cybersecurity Committe
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	0
Jose Maldonado Ramos | Directors Remuneration Expense
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	222,000
Ana Peralta Moreno [Member] | Board Of Directors
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	21,000	[1]
Ana Peralta Moreno [Member] | Executie Committee
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	0	[1]
Ana Peralta Moreno [Member] | Audit And Compliance Committee
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	0	[1]
Ana Peralta Moreno [Member] | Risk Committee
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	0	[1]
Ana Peralta Moreno [Member] | Remuneration Committe
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	0	[1]
Ana Peralta Moreno [Member] | Appointments Committee
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	0	[1]
Ana Peralta Moreno [Member] | Technology And Cybersecurity Committe
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	0	[1]
Ana Peralta Moreno [Member] | Directors Remuneration Expense
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	21,000	[1]
Juan Pi Llorens | Board Of Directors
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	64,000
Juan Pi Llorens | Executie Committee
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	0
Juan Pi Llorens | Audit And Compliance Committee
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	36,000
Juan Pi Llorens | Risk Committee
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	107,000
Juan Pi Llorens | Remuneration Committe
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	0
Juan Pi Llorens | Appointments Committee
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	0
Juan Pi Llorens | Technology And Cybersecurity Committe
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	21,000
Juan Pi Llorens | Directors Remuneration Expense
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	228,000
Susana Rodriguez Vidarte | Board Of Directors
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	64,000
Susana Rodriguez Vidarte | Executie Committee
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	83,000
Susana Rodriguez Vidarte | Audit And Compliance Committee
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	0
Susana Rodriguez Vidarte | Risk Committee
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	53,000
Susana Rodriguez Vidarte | Remuneration Committe
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	0
Susana Rodriguez Vidarte | Appointments Committee
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	20,000
Susana Rodriguez Vidarte | Technology And Cybersecurity Committe
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	0
Susana Rodriguez Vidarte | Directors Remuneration Expense
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	222,000
Jaime Felix Caruana Lacorte [Member] | Board Of Directors
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	11,000	[2]
Jaime Felix Caruana Lacorte [Member] | Executie Committee
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	0	[2]
Jaime Felix Caruana Lacorte [Member] | Audit And Compliance Committee
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	0	[2]
Jaime Felix Caruana Lacorte [Member] | Risk Committee
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	0	[2]
Jaime Felix Caruana Lacorte [Member] | Remuneration Committe
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	0	[2]
Jaime Felix Caruana Lacorte [Member] | Appointments Committee
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	0	[2]
Jaime Felix Caruana Lacorte [Member] | Technology And Cybersecurity Committe
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	0	[2]
Jaime Felix Caruana Lacorte [Member] | Directors Remuneration Expense
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	11,000	[2]
Jan Verplancke [Member] | Board Of Directors
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	43,000	[3]
Jan Verplancke [Member] | Executie Committee
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	0	[3]
Jan Verplancke [Member] | Audit And Compliance Committee
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	0	[3]
Jan Verplancke [Member] | Risk Committee
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	0	[3]
Jan Verplancke [Member] | Remuneration Committe
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	0	[3]
Jan Verplancke [Member] | Appointments Committee
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	0	[3]
Jan Verplancke [Member] | Technology And Cybersecurity Committe
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	0	[3]
Jan Verplancke [Member] | Directors Remuneration Expense
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	43,000	[3]
Total remuneration for non executive directors | Board Of Directors
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	654,000
Total remuneration for non executive directors | Executie Committee
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	250,000
Total remuneration for non executive directors | Audit And Compliance Committee
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	214,000
Total remuneration for non executive directors | Risk Committee
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	321,000
Total remuneration for non executive directors | Remuneration Committe
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	118,000
Total remuneration for non executive directors | Appointments Committee
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	107,000
Total remuneration for non executive directors | Technology And Cybersecurity Committe
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	64,000
Total remuneration for non executive directors | Directors Remuneration Expense
Explanatory Remuneration Of Non Executive Directors Received Line Items
Total Remuneration Non Executive Directors	€ 1,728,000

[1]	(1) Directors appointed by the General Meeting held on March 16, 2018. Remuneration received in accordance with the date of acceptance of said appointment.
[2]	(1) Directors appointed by the General Meeting held on March 16, 2018. Remuneration received in accordance with the date of acceptance of said appointment.
[3]	(1) Directors appointed by the General Meeting held on March 16, 2018. Remuneration received in accordance with the date of acceptance of said appointment.